Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
Schedule of identifiable assets acquired and liabilities assumed
Intangible assets	€1,900,000
Total identifiable net assets acquired	€1,900,000

Schedule of key management personnel
Fees and emoluments – Executive Directors	Year ended December 31, 2020 €’000	Year ended December 31, 2019 €’000	Year ended December 31, 2018 €’000
Basic salary (1)	135	-	-
Share based compensation (2)	1,066	-	-
	1,201	-	-
(1)	Each Executive Committee Member currently receives a total of €180,000 of gross fixed annual compensation. For 2020, a total amount of €135,000 was payable (2019: Nil).

(2)	Three of the four persons who received the earn-out as mentioned in note 1 became executive directors of the Company and the portion of their share based payment compensation is included above.

(3)	Members of the Board receive 5,000 shares per year of service on the Board. In both 2019 and 2020, no shares were issued to any board or Management members. The shares earned in 2020 were deferred to January 31, 2021. Included in the share based compensation above is an amount of €16,376 representing shares earned in 2020.

(4)	Members of the Executive Committee are also entitled to potentially receive variable and incentive awards according to the decision of the Board’s Remuneration Committee. In both 2019 and 2020, no variable or incentive awards was given to any member of staff.